Cover	Nov. 19, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2021
Entity File Number	001-40318
Entity Registrant Name	Blue Safari Group Acquisition Corp.
Entity Central Index Key	0001853084
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Cheung Kong Center
Entity Address, Address Line Two	58th Floor, Unit 5801
Entity Address, Address Line Three	2 Queens Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	9258 9728
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares [Member]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	BSGA
Security Exchange Name	NASDAQ
Units [Member]
Title of 12(b) Security	Units
Trading Symbol	BSGAU
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	BSGAR
Security Exchange Name	NASDAQ